United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-CSR

Certified Shareholder Report of Registered Management Investment Companies

811-2993

(Investment Company Act File Number)

Edward Jones Money Market Fund

______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

John W. McGonigle, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 02/28/15

Date of Reporting Period: Six months ended 08/31/14

Item 1. Reports to Stockholders

Edward Jones Money Market Fund
SEMI-ANNUAL SHAREHOLDER REPORT

August 31, 2014
Investment Shares (Ticker JNSXX)
Retirement Shares (Ticker JRSXX)

Not FDIC Insured  ■  May Lose Value  ■  No Bank Guarantee

Portfolio of Investments Summary Tables (unaudited)
At August 31, 2014, the Fund's portfolio composition1 was as follows:
Portfolio Composition	Percentage of Total Net Assets
Government Securities	52.1%
U.S. Treasury Securities	0.7%
Repurchase Agreements	45.7%
Other Assets and Liabilities—Net[2]	1.5%
TOTAL	100.0%
At August 31, 2014, the Fund's effective maturity3 schedule was as follows:
Securities With an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	53.2%
8-30 Days	8.9%
31-90 Days	15.6%
91-180 Days	13.4%
181 Days or more	7.4%
Other Assets and Liabilities—Net[2]	1.5%
TOTAL	100.0%
1	See the Fund's Prospectus and Statement of Additional Information for a description of the principal types of securities in which the Fund invests.
2	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
3	Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.
Semi-Annual Shareholder Report

Portfolio of Investments
August 31, 2014 (unaudited)
Principal Amount			Value
		GOVERNMENT AGENCIES—52.1%
$40,000,000	[1]	Federal Farm Credit System Discount Notes, 0.120% - 0.130%, 12/31/2014 - 2/6/2015	$39,980,728
609,290,000	[2]	Federal Farm Credit System Floating Rate Notes, 0.113% - 0.212%, 9/2/2014 - 11/23/2014	609,367,913
35,000,000		Federal Farm Credit System Notes 1.625%, 11/19/2014	35,111,844
2,140,486,000	[1]	Federal Home Loan Bank System Discount Notes, 0.070% - 0.120%, 9/2/2014 - 5/15/2015	2,140,196,850
912,850,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 0.105% - 0.481%, 9/6/2014 - 11/25/2014	912,805,384
2,050,250,000		Federal Home Loan Bank System Notes, 0.070% - 0.250%, 9/5/2014 - 8/25/2015	2,050,169,480
713,250,000	[1]	Federal Home Loan Mortgage Corp. Discount Notes, 0.090% - 0.110%, 10/3/2014 - 3/10/2015	712,993,983
111,000,000	[2]	Federal Home Loan Mortgage Corp. Floating Rate Notes, 0.135%, 9/16/2014	110,994,130
640,500,000	[1]	Federal National Mortgage Association Discount Notes, 0.070% - 0.120%, 9/8/2014 - 4/1/2015	640,257,712
223,350,000	[2]	Federal National Mortgage Association Floating Rate Notes, 0.125% - 0.126%, 9/5/2014 - 9/27/2014	223,328,281
15,500,000		Federal National Mortgage Association Notes, 0.375%, 3/16/2015	15,519,466
		TOTAL GOVERNMENT AGENCIES	7,490,725,771
		U.S. TREASURY—0.7%
47,000,000		United States Treasury Notes, 2.125%, 11/30/2014	47,232,860
47,000,000		United States Treasury Notes, 2.250%, 1/31/2015	47,413,578
		TOTAL U.S. TREASURY	94,646,438
		REPURCHASE AGREEMENTS—45.7%
100,000,000	[3]	Interest in $371,000,000 joint repurchase agreement 0.08%, dated 8/11/2014 under which BNP Paribas Securities Corp. will repurchase securities provided as collateral for $371,076,673 on 11/12/2014. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 7/15/2044 and the market value of those underlying securities was $381,145,966.	100,000,000
175,000,000	[3]	Interest in $225,000,000 joint repurchase agreement 0.08%, dated 8/19/2014 under which BNP Paribas Securities Corp. will repurchase securities provided as collateral for $225,015,000 on 9/19/2014. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 11/15/2055 and the market value of those underlying securities was $230,062,964.	175,000,000
Semi-Annual Shareholder Report

Principal Amount			Value
		REPURCHASE AGREEMENTS—continued
$57,000,000	[3]	Interest in $193,500,000 joint repurchase agreement 0.09%, dated 8/14/2014 under which BNP Paribas Securities Corp. will repurchase securities provided as collateral for $193,547,891 on 11/21/2014. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 9/25/2044 and the market value of those underlying securities was $199,124,262.	$57,000,000
75,000,000	[3]	Interest in $250,000,000 joint repurchase agreement 0.09%, dated 8/7/2014 under which Bank of Nova Scotia will repurchase securities provided as collateral for $250,057,500 on 11/7/2014. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 8/1/2044 and the market value of those underlying securities was $255,962,528.	75,000,000
175,000,000	[3]	Interest in $720,000,000 joint repurchase agreement 0.06%, dated 8/4/2014 under which Barclays Capital, Inc. will repurchase securities provided as collateral for $720,036,000 on 9/3/2014. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 2/15/2043 and the market value of those underlying securities was $734,435,599.	175,000,000
200,000,000	[3]	Interest in $500,000,000 joint repurchase agreement 0.07%, dated 8/21/2014 under which Barclays Capital, Inc. will repurchase securities provided as collateral for $500,059,306 on 10/21/2014. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 12/31/2020 and the market value of those underlying securities was $510,011,948.	200,000,000
180,000,000	[3]	Interest in $820,000,000 joint repurchase agreement 0.08%, dated 7/29/2014 under which Barclays Capital, Inc. will repurchase securities provided as collateral for $820,164,000 on 10/27/2014. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 2/15/2038 and the market value of those underlying securities was $836,465,106.	180,000,000
250,000,000		Repurchase agreement 0.06%, dated 8/29/2014 under which Citibank, N.A. will repurchase securities provided as collateral for $250,001,667 on 9/2/2014. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency and U.S. Treasury securities with various maturities to 8/1/2044 and the market value of those underlying securities was $255,001,740.	250,000,000
463,500,000		Interest in $600,000,000 joint repurchase agreement 0.06%, dated 8/27/2014 under which Citigroup Global Markets, Inc. will repurchase securities provided as collateral for $600,007,000 on 9/3/2014. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency and U.S. Treasury securities with various maturities to 7/25/2044 and the market value of those underlying securities was $612,490,135.	463,500,000
Semi-Annual Shareholder Report

Principal Amount			Value
		REPURCHASE AGREEMENTS—continued
$192,214,000		Interest in $3,500,000,000 joint repurchase agreement 0.05%, dated 8/29/2014 under which Credit Agricole CIB New York will repurchase securities provided as collateral for $3,500,019,444 on 9/2/2014. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 8/15/2044 and the market value of those underlying securities was $3,570,019,899.	$192,214,000
120,000,000		Interest in $350,000,000 joint repurchase agreement 0.07%, dated 8/28/2014 under which Deutsche Bank Securities, Inc. will repurchase securities provided as collateral for $350,004,764 on 9/4/2014. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 4/20/2044 and the market value of those underlying securities was $357,003,471.	120,000,000
300,000,000		Interest in $700,000,000 joint repurchase agreement 0.07%, dated 8/29/2014 under which Deutsche Bank Securities, Inc. will repurchase securities provided as collateral for $700,009,528 on 9/5/2014. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 2/15/2044 and the market value of those underlying securities was $717,740,640.	300,000,000
3,300,000,000		Repurchase agreement 0.05%, dated 8/29/2014 under which Federal Reserve Bank of New York will repurchase a security provided as collateral for $3,300,018,333 on 9/2/2014. The security provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities maturing on 7/31/2018 and the market value of those underlying securities was $3,300,018,404.	3,300,000,000
250,000,000	[3]	Interest in $400,000,000 joint repurchase agreement 0.14%, dated 7/10/2014 under which ING Financial Markets LLC will repurchase securities provided as collateral for $400,280,000 on 1/6/2015. The securities provided as collateral at the end of the period held with JPMorgan Chase as tri-party agent, were U.S. Government Agency securities with various maturities to 7/1/2044 and the market value of those underlying securities was $412,081,384.	250,000,000
300,000,000	[3]	Interest in $400,000,000 joint repurchase agreement 0.08%, dated 7/16/2014 under which Mitsubishi UFJ Securities (USA), Inc. will repurchase securities provided as collateral for $400,080,000 on 10/14/2014. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 8/1/2044 and the market value of those underlying securities was $411,774,661.	300,000,000
Semi-Annual Shareholder Report

Principal Amount			Value
		REPURCHASE AGREEMENTS—continued
$150,000,000	[3]	Interest in $400,000,000 joint repurchase agreement 0.10%, dated 6/13/2014 under which Mitsubishi UFJ Securities (USA), Inc. will repurchase securities provided as collateral for $400,100,000 on 9/11/2014. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 8/1/2044 and the market value of those underlying securities was $411,859,448.	$150,000,000
289,000,000	[3]	Interest in $840,000,000 joint repurchase agreement 0.08%, dated 8/4/2014 under which RBC Capital Markets, LLC will repurchase securities provided as collateral for $840,112,000 on 10/3/2014. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 9/25/2044 and the market value of those underlying securities was $858,914,769.	289,000,000
		TOTAL REPURCHASE AGREEMENTS	6,576,714,000
		TOTAL INVESTMENTS—98.5% (AT AMORTIZED COST)[4]	14,162,086,209
		OTHER ASSETS AND LIABILITIES - NET—1.5%[5]	213,436,908
		TOTAL NET ASSETS—100%	$14,375,523,117
1	Discount rate(s) at time of purchase.
2	Floating rate notes with current rate(s) and next reset date(s) shown.
3	Although the repurchase date is more than seven days after the date of purchase, the Fund has the right to terminate the repurchase agreement at any time with seven-days' notice.
4	Also represents cost for federal tax purposes.
5	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at August 31, 2014.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of August 31, 2014, all investments of the Fund are valued at amortized cost, which is considered a Level 2 input, in valuing the Fund's assets.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Investment Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 8/31/2014	Year Ended February 28 or 29,
		2014	2013	2012	2011	2010
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]
Net realized gain on investments	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]
TOTAL FROM INVESTMENT OPERATIONS	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]
Less Distributions:
Distributions from net investment income	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
Distributions from net realized gain on investments	—	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
TOTAL DISTRIBUTIONS	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.01%	0.01%	0.01%	0.01%	0.01%	0.02%
Ratios to Average Net Assets:
Net expenses	0.08%[3]	0.11%	0.19%	0.15%	0.23%	0.40%
Net investment income	0.01%[3]	0.01%	0.01%	0.01%	0.01%	0.01%
Expense waiver/reimbursement[4]	0.72%[3]	0.70%	0.62%	0.66%	0.58%	0.44%
Supplemental Data:
Net assets, end of period (000 omitted)	$11,232,470	$11,486,370	$11,459,019	$11,081,114	$11,385,644	$12,359,933
1	Represents less than $0.001.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Retirement Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 8/31/2014	Year Ended February 28 or 29,
		2014	2013	2012	2011	2010
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]
Net realized gain on investments	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]
TOTAL FROM INVESTMENT OPERATIONS	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]
Less Distributions:
Distributions from net investment income	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
Distributions from net realized gain on investments	—	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
TOTAL DISTRIBUTIONS	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.01%	0.01%	0.01%	0.01%	0.01%	0.02%
Ratios to Average Net Assets:
Net expenses	0.08%[3]	0.11%	0.19%	0.15%	0.23%	0.40%
Net investment income	0.01%[3]	0.01%	0.01%	0.01%	0.01%	0.01%
Expense waiver/reimbursement[4]	0.80%[3]	0.77%	0.67%	0.71%	0.61%	0.44%
Supplemental Data:
Net assets, end of period (000 omitted)	$3,143,053	$3,203,566	$3,100,526	$2,798,615	$2,719,053	$2,962,899
1	Represents less than $0.001.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Assets and Liabilities
August 31, 2014 (unaudited)
Assets:
Investment in repurchase agreements	$6,576,714,000
Investment in securities	7,585,372,209
Total investment in securities, at amortized cost and fair value		$14,162,086,209
Cash		608,097
Income receivable		1,506,147
Receivable for shares sold		261,531,851
TOTAL ASSETS		14,425,732,304
Liabilities:
Payable for shares redeemed	49,198,872
Income distribution payable	39,641
Payable to adviser (Note 4)	9,104
Accrued expenses (Note 4)	961,570
TOTAL LIABILITIES		50,209,187
Net assets for 14,375,519,240 shares outstanding		$14,375,523,117
Net Assets Consist of:
Paid-in capital		$14,375,519,287
Accumulated net realized gain on investments		3,938
Distributions in excess of net investment income		(108)
TOTAL NET ASSETS		$14,375,523,117
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Investment Shares:
$11,232,469,777 ÷ 11,232,466,772 shares outstanding, no par value, unlimited shares authorized		$1.00
Retirement Shares:
$3,143,053,340 ÷ 3,143,052,468 shares outstanding, no par value, unlimited shares authorized		$1.00
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Operations
Six Months Ended August 31, 2014 (unaudited)
Investment Income:
Interest			$6,782,900
Expenses:
Investment adviser fee (Note 4)		$29,637,096
Administrative fee (Note 4)		5,668,429
Custodian fees		204,985
Transfer agent fee (Note 4)		5,268,594
Directors'/Trustees' fees (Note 4)		50,998
Auditing fees		10,712
Legal fees		5,131
Portfolio accounting fees		89,332
Other service fees (Note 2)		18,129,349
Share registration costs		447,523
Printing and postage		326,413
Miscellaneous (Note 4)		45,531
TOTAL EXPENSES		59,884,093
Waivers and Reimbursements:
Waiver of investment adviser fee (Note 4)	$(29,637,096)
Waivers/reimbursements of other operating expenses (Notes 2 and 4)	(24,120,970)
TOTAL WAIVERS AND REIMBURSEMENTS		(53,758,066)
Net expenses			6,126,027
Net investment income			656,873
Net realized gain on investments			3,938
Change in net assets resulting from operations			$660,811
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Changes in Net Assets
	Six Months Ended (unaudited) 8/31/2014	Year Ended 2/28/2014
Increase (Decrease) in Net Assets
Operations:
Net investment income	$656,873	$1,327,626
Net realized gain on investments	3,938	3,366
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	660,811	1,330,992
Distributions to Shareholders:
Distributions from net investment income
Investment Shares	(519,531)	(1,042,942)
Retirement Shares	(139,519)	(282,980)
Distributions from net realized gain on investments
Investment Shares	—	(3,292)
Retirement Shares	—	(938)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(659,050)	(1,330,152)
Share Transactions:
Proceeds from sale of shares	34,602,917,560	67,416,520,735
Net asset value of shares issued to shareholders in payment of distributions declared	635,113	1,302,034
Cost of shares redeemed	(34,917,967,417)	(67,287,432,977)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(314,414,744)	130,389,792
Change in net assets	(314,412,983)	130,390,632
Net Assets:
Beginning of period	14,689,936,100	14,559,545,468
End of period (including undistributed (distributions in excess of) net investment income of $(108) and $2,069, respectively)	$14,375,523,117	$14,689,936,100
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Notes to Financial Statements
August 31, 2014 (unaudited)
1. ORGANIZATION
Edward Jones Money Market Fund (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company. The investment objective of the Fund is stability of principal and current income consistent with stability of principal. The Fund pursues this objective by investing primarily in a portfolio of short-term Treasury and government securities.
The Fund offers two classes of shares: Investment Shares and Retirement Shares. All shares of the Fund have equal rights with respect to voting, except on class specific matters.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with GAAP. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined under procedures established by and under the general supervision of the Fund's Board of Trustees (the “Trustees”).
The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (FIMCO), the general partner of Passport Research, Ltd. (“Adviser”) and certain of FIMCO's affiliated companies to determine fair value of securities and in overseeing the comparison of amortized cost to market-based value. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of monitoring the relationship of market-based value and amortized cost. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions) and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those
Semi-Annual Shareholder Report

terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Repurchase agreements are subject to Master Netting Agreements which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross. As indicated above, the cash or securities to be repurchased, as shown on the Portfolio of Investments, exceeds the repurchase price to be paid under the agreement reducing the net settlement amount to zero.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly. Investment income, realized gains and losses and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that Investment Shares and Retirement Shares may bear other service fees and transfer agent fees unique to those classes.
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund's Investment Shares and Retirement Shares to Edward Jones. Edward Jones may voluntarily choose to waive any portion of its other service fees. Edward Jones can modify or terminate this voluntarily waiver at any time at its sole discretion. In addition, Federated Shareholder Services Company (FSSC) may voluntarily reimburse other service fees. This reimbursement can be modified or terminated at any time. For the six months ended August 31, 2014, other service fees for the Fund were as follows:
	Other Service Fees Incurred	Other Service Fees Waived
Investment Shares	$14,216,048	$(14,216,048)
Retirement Shares	3,913,301	(3,913,301)
TOTAL	$18,129,349	$(18,129,349)
Semi-Annual Shareholder Report

Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Premium and Discount Amortization
All premiums and discounts on fixed-income securities are amortized/accreted using the effective-interest-rate method.
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended August 31, 2014, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of August 31, 2014, tax years 2011 through 2014 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Six Months Ended 8/31/2014		Year Ended 2/28/2014
Investment Shares:	Shares	Amount	Shares	Amount
Shares sold	20,021,620,897	$20,021,620,897	40,591,289,583	$40,591,289,583
Shares issued to shareholders in payment of distributions declared	504,557	504,557	1,031,013	1,031,013
Shares redeemed	(20,276,026,848)	(20,276,026,848)	(40,564,970,622)	(40,564,970,622)
NET CHANGE RESULTING FROM INVESTMENT SHARE TRANSACTIONS	(253,901,394)	$(253,901,394)	27,349,974	$27,349,974
Semi-Annual Shareholder Report

	Six Months Ended 8/31/2014		Year Ended 2/28/2014
Retirement Shares:	Shares	Amount	Shares	Amount
Shares sold	14,581,296,663	$14,581,296,663	26,825,231,152	$26,825,231,152
Shares issued to shareholders in payment of distributions declared	130,556	130,556	271,021	271,021
Shares redeemed	(14,641,940,569)	(14,641,940,569)	(26,722,462,355)	(26,722,462,355)
NET CHANGE RESULTING FROM RETIREMENT SHARE TRANSACTIONS	(60,513,350)	$(60,513,350)	103,039,818	$103,039,818
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	(314,414,744)	$(314,414,744)	130,389,792	$130,389,792
4. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and Adviser provides for an annual fee based on average daily net assets of the Fund as follows: 0.500% on the first $500 million; 0.475% on the second $500 million; 0.450% on the third $500 million; 0.425% on the fourth $500 million; and 0.400% on amounts more than $2 billion. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended August 31, 2014, the Adviser voluntarily waived its entire fee of $29,637,096 and voluntarily reimbursed $326,413 of printing and postage fees and $251,579 of other operating expenses.
Adviser's Background
The Adviser is a Pennsylvania limited partnership organized in 1981. FIMCO, is the general partner of the Adviser and has a 50.5% interest in the Adviser. FIMCO is an indirect wholly owned subsidiary of Federated Investors, Inc. (Federated). Edward D. Jones & Co., L.P. doing business as Edward Jones, is the limited partner of the Adviser and has a 49.5% interest in the Adviser.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below, plus certain out-of-pocket expenses:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
Semi-Annual Shareholder Report

FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended August 31, 2014, FAS waived $145,035 of its fee. The net fee paid to FAS was 0.076% of average daily net assets of the Fund.
Transfer Agent
Edward Jones serves as transfer agent for the Fund. The fee paid to Edward Jones is based on the size, type and number of accounts and transactions made by shareholders. For the six months ended August 31, 2014, transfer agent fees for the Fund were as follows:
	Transfer Agent Fees Incurred	Transfer Agent Fees Reimbursed by Federated	Transfer Agent Fees Waived
Investment Shares	$3,260,126	$(2,842,129)	$(417,997)
Retirement Shares	2,008,468	(792,100)	(1,216,368)
TOTAL	$5,268,594	$(3,634,229)	$(1,634,365)
General
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above Federated Investors, Inc. companies. To efficiently facilitate payment, Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. Such expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively
5. LINE OF CREDIT
The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of August 31, 2014, there were no outstanding loans. During the six months ended August 31, 2014, the Fund did not utilize the LOC.
6. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of August 31, 2014, there were no outstanding loans. During the six months ended August 31, 2014, the program was not utilized.
Semi-Annual Shareholder Report

7. REGULATORY MATTERs
On July 23, 2014, the SEC voted to amend the rules under the Act which currently govern the operations of the Fund. A significant change resulting from these amendments is a requirement that institutional prime funds (i.e. not government or retail as defined in the amendments), transact fund shares based on a market-based Net Asset Value (NAV). This change does not impact government money market funds, and because it is anticipated that the Fund will constitute a government money market fund under the new rules, the Fund will be permitted to continue transacting fund shares at an NAV calculated using the amortized cost valuation method. Among additional disclosure and other requirements, the amendments also will permit a money market fund, or, in certain circumstances, require a money market fund (other than a government money market fund, like the Fund, which satisfies the requirements of the amended rules) to impose liquidity fees on redemptions, and permit a money market fund to limit (or gate) redemptions for up to 10 business days in any 90-day period. The amendments have staggered compliance dates. Compliance with a majority of these amendments will be required on October 14, 2016, two years after the effective date for the rule amendments. The degree to which a money market fund will be impacted by the rule amendments will depend upon the type of fund and type of investors (retail or institutional). At this time, management is evaluating the implications of these amendments and their impact to the Fund's operations, financial statements and accompanying notes.
Semi-Annual Shareholder Report

Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from March 1, 2014 to August 31, 2014.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Semi-Annual Shareholder Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 3/1/2014	Ending Account Value 8/31/2014	Expenses Paid During Period[1]
Actual:
Investment Shares	$1,000	$1,000.10	$0.40[2]
Retirement Shares	$1,000	$1,000.10	$0.40[3]
Hypothetical (assuming a 5% return before expenses):
Investment Shares	$1,000	$1,024.80	$0.41[2]
Retirement Shares	$1,000	$1,024.80	$0.41[3]
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Investment Shares	0.08%
Retirement Shares	0.08%
2	Actual and Hypothetical expenses paid during the period utilizing the Fund's Investment Shares current annualized expense ratio of 0.81%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $4.08 and $4.13, respectively.
3	Actual and Hypothetical expenses paid during the period utilizing the Fund's Retirement Shares current annualized expense ratio of 0.88%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $4.44 and $4.48, respectively.
Semi-Annual Shareholder Report

Evaluation and Approval of Advisory Contract–May 2014
Edward Jones Money Market Fund (the “Fund”)
Following a review and recommendation of approval by the Fund's independent trustees, the Fund's Board reviewed and approved at its May 2014 meetings the Fund's investment advisory contract for an additional one-year term. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.
In this connection, the Federated Funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Evaluation”). The Board considered that Evaluation, along with other information, in deciding to approve the advisory contract.
The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser to a fund and its shareholders, including the performance and expenses of the fund and of comparable funds; the Adviser's cost of providing the services, including the profitability to the Adviser of providing advisory services to a fund; the extent to which the Adviser may realize “economies of scale” as a fund grows larger and, if such economies exist, whether they have been shared with a fund and its shareholders or the family of funds; any “fall-out financial benefits” that accrue to the Adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of the Adviser for services rendered to a fund); comparative fee structures, including a comparison of fees paid to the Adviser with those paid by similar funds; and the extent of care, conscientiousness and independence with which the Board members perform their duties and their expertise, including whether they are fully informed about all facts the Board deems relevant to its consideration of the Adviser's services and fees. The Board noted that SEC disclosure requirements regarding the basis for the Board's approval of the Fund's advisory contract generally track the factors listed above. Consistent with these judicial decisions and SEC disclosure requirements, the Board also considered management fees charged to
Semi-Annual Shareholder Report

institutional and other clients of the Adviser for what might be viewed as like services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, and in connection with its May meetings, the Board requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional substantial information in connection with the May meeting at which the Board's formal review of the advisory contract occurred. At this May meeting, senior management of the Adviser also met with the independent trustees and their counsel to discuss the materials presented and any other matters thought relevant by the Adviser or the trustees. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial risk assumed by the Adviser in sponsoring the funds; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in
Semi-Annual Shareholder Report

the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
While mindful that courts have cautioned against giving such comparisons too much weight, the Board has found the use of comparisons of the Fund's fees and expenses to other mutual funds with comparable investment programs to be relevant. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates and total expense ratios relative to a fund's peers. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a relative indicator of what consumers have found to be reasonable in the precise marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee rate, net advisory fee rate where partially waived and other expenses of the Fund and noted the position of the Fund's fee rates relative to its peers. In this regard, the Board noted that the contractual advisory fee rate was above the median of the relevant peer group, but the Board noted the applicable waivers and reimbursements and that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund in the context of the other factors considered relevant by the Board.
By contrast, the Senior Officer has reviewed Adviser's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts and sub-adviser services). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; and different portfolio management techniques made necessary by different cash flows and different associated costs; and the time spent by portfolio managers and their teams, funds financial services, legal, compliance and risk management in reviewing securities pricing, addressing different administrative responsibilities, addressing different degrees of risk associated with management and a variety of different costs. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory fees.
Semi-Annual Shareholder Report

The Fund's ability to deliver competitive performance when compared to its peer group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program, which in turn was one of the Board's considerations in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract.
The Senior Officer reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups may be helpful, though not conclusive, in judging the reasonableness of proposed fees. The Board considered, in evaluating such comparisons, that in some cases individual funds may exhibit significant and unique differences in their objectives and management techniques when compared to other funds within an industry peer group.
The Fund's performance was above the median of the relevant peer group for the one-year period covered by the Evaluation.
The Board also received financial information about Federated, including information regarding the compensation and benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers. In addition, following discussions regarding the Senior Officer's May 2013 recommendations, Federated made meaningful reductions to gross advisory fees for several funds. At the Board meeting in May 2014, the Senior Officer proposed, and the Board approved, reductions in the contractual advisory fees of certain other funds.
Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the Senior Officer to question the precision of the process and to conclude that such reports may be unreliable, since a single
Semi-Annual Shareholder Report

change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a fund and may produce unintended consequences. The allocation information, including the Senior Officer's view that fund-by-fund estimations may be unreliable, was considered in the analysis by the Board.
The Board and the Senior Officer also reviewed information compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer concluded that Federated's profit margins did not appear to be excessive.
The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that Federated has made significant and long-term investments in areas that support all of the Federated family of funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund family as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size.
The Senior Officer noted that, subject to the comments and recommendations made within his Evaluation, his observations and the information accompanying the Evaluation supported a finding by the Board that the management fees for each of the funds were reasonable. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of Federated's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors discussed above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the advisory contract was appropriate.
Semi-Annual Shareholder Report

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.
Semi-Annual Shareholder Report

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available, without charge and upon request, by calling 1-800-341-7400 and is also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.)
IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund intends to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund or its agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative or may call the Fund at 1-800-341-7400.
Semi-Annual Shareholder Report

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.
Edward Jones
12555 Manchester Road
Saint Louis, Missouri 63131
1-800-331-2451
www.edwardjones.com
CUSIP 48019P102
CUSIP 48019P201
8092605 (10/14)

A copy of the shareholder report(s) transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (the “Act”) is included at the end of this Form N-CSR.

Item 2. Code of Ethics

Not Applicable

Item 3. Audit Committee Financial Expert

Not Applicable

Item 4. Principal Accountant Fees and Services

Not Applicable

Item 5. Audit Committee of Listed Registrants

Not Applicable

Item 6. Schedule of Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.

(b) Not Applicable; Fund had no divestments during the reporting period covered since the previous Form N-CSR filing.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not Applicable

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not Applicable

Item 10. Submission of Matters to a Vote of Security Holders

No Changes to Report

Item 11. Controls and Procedures

(a) The registrant’s President and Treasurer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1) Code of Ethics- Not Applicable to this Report.

(a)(2) Certifications of Principal Executive Officer and Principal Financial Officer.

(a)(3) Not Applicable.

(b) Certifications pursuant to 18 U.S.C. Section 1350.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Edward Jones Money Market Fund

By /S/ Lori A. Hensler

Lori A. Hensler, Principal Financial Officer

Date October 21, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue, Principal Executive Officer

Date October 21, 2014

By /S/ Lori A. Hensler

Lori A. Hensler, Principal Financial Officer

Date October 21, 2014